Performance Management	Apr. 30, 2026
TFA Tactical Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund was reorganized on August 20, 2021, from a series of Collaborative Investment Series Trust, a Delaware statutory trust, to a series of Tactical Investment Series Trust, a Delaware statutory trust (the “Reorganization”).

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance yearly and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance yearly and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns – Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Quarterly Returns During This Time Period
Highest:	6.26% (quarter ended December 31, 2020)
Lowest:	(12.42)% (quarter ended March 31, 2020)

Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	6.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(12.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Since Inception (June 10, 2019)
TFA Tactical Income Fund – Class I Shares
Return Before Taxes	5.78%	0.28%	1.35%
Return After Taxes on Distributions	4.95%	(1.25)%	0.08%
Return After Taxes on Distributions and Sale of Fund Shares	3.64%	(0.37)%	0.58%
Bloomberg Barclays U.S. Aggregate Bond Index(1)	7.30%	(0.36)%	1.37%

(1)	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.tfafunds.com
Performance Availability Phone [Text]	(833) 974-3787
Tactical Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund was reorganized on August 20, 2021, from a series of Collaborative Investment Series Trust, a Delaware statutory trust, to a series of Tactical Investment Series Trust, a Delaware statutory trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are identical to the Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Fund, due to, among other things, differences in fees and expenses.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns – Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Quarterly Returns During This Time Period
Highest:	11.55% (quarter ended June 30, 2020)
Lowest:	(14.85)% (quarter ended March 31, 2020)

Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	11.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(14.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Since Inception (June 10, 2019)
Tactical Allocation Fund – Class I Shares
Return Before Taxes	11.54%	7.17%	7.26%
Return After Taxes on Distributions	11.54%	6.11%	6.18%
Return After Taxes on Distributions and Sale of Fund Shares	7.27%	5.35%	5.44%
Morningstar Moderately Aggressive Target Risk TR USD Index (1)	18.45%	7.93%	9.58%

(1)	The Morningstar Moderately Aggressive Target Risk Total Return USD Index seeks approximately 80% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.tfafunds.com
Performance Availability Phone [Text]	(833) 974-3787
TFA Quantitative Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance yearly and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance yearly and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns – Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Quarterly Returns During This Time Period
Highest:	11.38% (quarter ended June 30, 2023)
Lowest:	(17.21)% (quarter ended June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	11.38%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(17.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Year	Since Inception (May 18, 2020)
TFA Quantitative Fund – Class I Shares
Return Before Taxes	11.43%	6.87%	9.28%
Return After Taxes on Distributions	8.82%	4.70%	6.99%
Return After Taxes on Distributions and Sale of Fund Shares	8.39%	4.63%	6.58%
Morningstar Aggressive Target Risk Total Return Index(1)	20.43%	9.58%	14.04%
S&P 500 Total Return Index (2)	17.88%	14.42%	17.87%

(1)	The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index.

(2)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.tfafunds.com
Performance Availability Phone [Text]	(833) 974-3787
TFA AlphaGen Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance yearly and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 974-3787 or by visiting the Fund’s website at www.tfafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance yearly and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns – Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Quarterly Returns During This Time Period
Highest:	12.84% (quarter ended September 30, 2025)
Lowest:	(14.59)% (quarter ended June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	12.84%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(14.59%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Since Inception (August 23, 2021)
TFA AlphaGen Fund – Class I Shares
Return Before Taxes	18.17%	6.89%
Return After Taxes on Distributions	15.44%	6.05%
Return After Taxes on Distributions and Sale of Fund Shares	11.89%	5.25%
Morningstar Aggressive Target Risk Total Return Index(1)	20.43%	7.86%
S&P 500 Total Return Index (2)	17.88%	11.85%

(1)	The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index.

(2)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.tfafunds.com
Performance Availability Phone [Text]	(833) 974-3787